Net Loss per Share - Antidilutive Securities Excluded from Computation of Earnings Per Share (Details) - shares shares in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Contingent earn-out shares
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potential shares that were excluded from the computation of diluted net loss per share (in shares)	547	547	547	547	547	547
Common stock public and private warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potential shares that were excluded from the computation of diluted net loss per share (in shares)	628	628	628	628	18,833	18,833
Restricted stock units
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potential shares that were excluded from the computation of diluted net loss per share (in shares)	402	722	402	722	603	343
Stock options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potential shares that were excluded from the computation of diluted net loss per share (in shares)					23	52
If-converted common stock from convertible debt
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potential shares that were excluded from the computation of diluted net loss per share (in shares)					280	280